FINANCING INCOME, NET	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
FINANCING INCOME, NET
NOTE 15:	FINANCING INCOME, NET

Financing income, net consists of the following for the years ended December 31, 2025, 2024 and 2023:

Details	2025	2024	2023
Interest income	53,792	55,488	39,987
Interest expense	$(3,658)	$(4,029)	$(4,444)
Exchange rate results	2,628	3,403	1,013
Hedging transactions related gain (loss), net	4,734	(7,800)	(5,153)
Marketable securities fair value adjustments	--	5,605	2,944
Bank fees and others	(758)	(1,833)	(3,816)
	$56,738	$50,834	$30,531